Profit and Loss Information - Disclosure of Detailed Information About Profit Loss from Operating Activities (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Profit And Loss Information
Interest expense on external borrowings	$ (496)	$ (1,353)
Interest expense on shareholder loans	(255)	(1,062)
Interest (expense)/income on convertible loan notes	(274)	186
Interest expense on leases	(857)
Amortisation of loan set up costs	(348)	(225)
Finance costs	(2,230)	(2,454)
Fair value gain on foreign exchange contracts	729	2,306
Net foreign exchange gains/(losses)	224	1,228
Other foreign currency gains/(losses)	953	3,535
Impairment loss	(6,647)	(4,095)
Impairment of software	(202)	(64)
Impairment expense	(6,849)	(4,181)
Brand transition expenses	(258)	(199)
Restructure expenses		(526)
Transaction expenses	(5,588)	(4,432)
Brand transition, restructure and transaction cost	$ (5,846)	$ (5,157)